Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of the net assets acquired by the Company upon consummation of the Business Combination
Cash	$2,476,198
Prepaid expenses and other current assets	209
Warrant liabilities	(2,247,087)
Accrued expenses	(57,963)
Net assets acquired by LGHL as of June 16, 2020	$171,357

Schedule of subsidiaries
Company name	Date of Incorporation or acquisition	Place of incorporation or establishment	Ownership interest	Principal activities
Lion Financial Group Limited	June 16, 2015	British Virgin Islands	100%	Investment holding

Lion Wealth Management Limited	February 16, 2017	British Virgin Islands	100%	Investment holding

Lion International Securities Group Limited	May 20, 2016	Hong Kong	100%	Securities brokerage

Lion Futures Limited	May 20, 2016	Hong Kong	100%	Futures brokerage

Lion Investment (Hong Kong) Limited (F/K/A Lion Foreign Exchange Limited)	May 20, 2016	Hong Kong	100%	Dormant

Lion Asset Management Limited (F/K/A Lion Capital Management Limited)	May 20, 2016	Hong Kong	100%	Asset management

BC Wealth Management Limited	October 14, 2014	Hong Kong	100%	Insurance brokerage

Lion Wealth Limited	October 4, 2018	Hong Kong	100%	Marketing and support service

Lion Brokers Limited	May 2, 2017	Cayman Islands	100%	Broker dealer and market maker

Lion Investment Fund SPC	June 11, 2019	Cayman Islands	100%	Dormant

Lion International Financial (Singapore) Pte. LTD.	July 26,2019	Singapore	100%	Dormant

Lion Group North America Corp. (F/K/A Proficient Alpha Acquisition Corp.)	June 16, 2020	Nevada, USA	100%	Dormant

Lion Fintech Group Limited	April 13, 2021	British Virgin Islands	100%	Investment holding

Royal Lion Investment Limited	April 13, 2021	Cayman Islands	70%	Investment holding

Company name	Date of Incorporation or acquisition	Place of incorporation or establishment	Ownership interest	Principal activities
Royal Lion Middle East DMCC	April 13, 2021	Dubai	70%	Trading in crypto-commodities

Lion NFT Limited	May 7, 2021	British Virgin Islands	90%	Investment and innovation in digital assets

Flying Lion Limited	June 17, 2021	Cayman Islands	70%	Investment and innovation in digital assets

Lion Group (Hangzhou) Investment Limited	May 7, 2021	China	100%	Technology development, consulting, conference and exhibition services

Aquarius Sponsor Ltd.	April 12, 2021	British Virgin Islands	51%	Investment holding

Aquarius II Sponsor Ltd/	May 4, 2021	British Virgin Islands	51%	Investment holding

Aquarius I Acquisition Corp.	April 15, 2021	Cayman Islands	51%	Special purpose acquisition company

Aquarius II Acquisition Corp.	May 5, 2021	Cayman Islands	51%	Special purpose acquisition company

Lion Metaverse Limited	October 26, 2021	British Virgin Islands	50%	Technology development